DoubleLine Low Duration Bond Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 8.3%
10,041,279	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	9,471,486
2,820,541	AccessLex Institute, Series 2004-2-A3 (3 Month LIBOR USD + 0.19%)	0.40%		10/25/2024	2,778,461
16,714,831	AccessLex Institute, Series 2007-A-A3 (3 Month LIBOR USD + 0.30%)	0.51%		05/25/2036	16,306,666
5,008,782	AccessLex Institute, Series 2007-A-B (3 Month LIBOR USD + 0.55%)	0.76%		02/25/2037	4,717,206
15,000,000	Affirm Asset Securitization Trust, Series 2020-A-A	2.10%	^	02/18/2025	15,093,014
7,008,534	Affirm Asset Securitization Trust, Series 2020-Z1-A	3.46%	^	10/15/2024	7,121,606
23,038,021	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90%	^	01/15/2025	23,195,786
3,250,000	American Credit Acceptance Receivables Trust, Series 2019-2-C	3.17%	^	06/12/2025	3,307,548
10,419,334	Aqua Finance Trust, Series 2020-AA-A	1.90%	^	07/17/2046	10,478,087
4,277,037	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1-A	2.99%	^	07/15/2024	4,332,197
4,303,166	Avant Loans Funding Trust, Series 2019-B-A	2.72%	^	10/15/2026	4,319,381
10,521,563	CAL Funding IV Ltd., Series 2020-1A-A	2.22%	^	09/25/2045	10,688,491
704,317	CLUB Credit Trust, Series 2018-2-PT	9.90%	#^	02/15/2041	687,144
2,413,321	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68%	^	09/25/2042	2,476,511
2,535,921	Commonbond Student Loan Trust, Series 2020-AGS-A	1.98%	^	08/25/2050	2,599,597
164,339	Consumer Loan Underlying Bond Credit Trust, Series 2018-P2-A	3.47%	^	10/15/2025	164,446
612,786	Consumer Loan Underlying Bond Credit Trust, Series 2019-P2-A	2.47%	^	10/15/2026	616,526
2,150,000	CPS Auto Receivables Trust, Series 2020-C-C	1.71%	^	08/17/2026	2,181,652
6,316,640	Domino’s Pizza Master Issuer LLC, Series 2017-1A-A2I (3 Month LIBOR USD + 1.25%)	1.46%	^	07/25/2047	6,352,196
5,561,784	DRB Prime Student Loan Trust, Series 2015-D-A2	3.20%	^	01/25/2040	5,609,824
1,146,275	DRB Prime Student Loan Trust, Series 2016-R-A1 (1 Month LIBOR USD + 1.90%)	2.05%	^	10/25/2044	1,152,978
1,764,983	DRB Prime Student Loan Trust, Series 2016-R-A2	3.07%	^	10/25/2044	1,789,226
7,000,000	Drive Auto Receivables Trust, Series 2020-2-B	1.42%		03/17/2025	7,096,053
7,736,435	DT Auto Owner Trust, Series 2020-2A-A	1.14%	^	01/16/2024	7,772,108
3,160,011	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	3,205,059
5,423,064	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	5,614,063
6,174,008	Freed Trust, Series 2020-3FP-A	2.40%	^	09/20/2027	6,197,565
7,146,076	Freed Trust, Series 2020-FP1-A	2.52%	^	03/18/2027	7,197,478
4,825,372	Genesis Private Label Amortizing Trust, Series 2020-1-A	2.08%	^	07/20/2030	4,833,891
7,200,000	Genesis Sales Finance Master Trust, Series 2020-AA-A	1.65%	^	09/22/2025	7,226,899
3,350,000	Genesis Sales Finance Master Trust, Series 2020-AA-B	2.24%	^	09/22/2025	3,380,716
4,869,470	Global SC Finance SRL, Series 2020-1A-A	2.17%	^	10/17/2040	4,930,183
843,438	GLS Auto Receivables Issuer Trust, Series 2019-1A-A	3.37%	^	01/17/2023	846,432
3,159,030	GLS Auto Receivables Issuer Trust, Series 2019-2A-A	3.06%	^	04/17/2023	3,180,077
15,063,402	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58%	^	08/15/2024	15,202,241
2,321,189	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54%	^	02/25/2032	2,466,084
1,044,806	Hilton Grand Vacations Trust, Series 2020-AA-A	2.74%	^	02/25/2039	1,095,590
3,019,383	Laurel Road Prime Student Loan Trust, Series 2019-A-A1FX	2.34%	^	10/25/2048	3,073,037
11,806,046	LendingClub Receivables Trust, Series 2020-3-A	3.50%	^	01/16/2046	12,022,793
9,771,196	LendingClub Receivables Trust, Series 2020-5A-A	3.50%	^	03/15/2046	9,839,481
1,395,288	Lendingpoint Asset Securitization Trust, Series 2019-2-A	3.07%	^	11/10/2025	1,396,537
2,960,195	Lendingpoint Asset Securitization Trust, Series 2020-1-A	2.51%	^	02/10/2026	2,962,985
12,529,982	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47%	^	12/20/2047	12,644,045
1,684,086	Marlette Funding Trust, Series 2019-1A-A	3.44%	^	04/16/2029	1,697,851
3,342,681	Marlette Funding Trust, Series 2019-2A-A	3.13%	^	07/16/2029	3,372,373
4,112,577	Marlette Funding Trust, Series 2019-3A-A	2.69%	^	09/17/2029	4,145,445
2,455,535	Marlette Funding Trust, Series 2019-4A-A	2.39%	^	12/17/2029	2,475,680
9,017,910	Navient Private Education Loan Trust, Series 2020-FA-A	1.22%	^	07/15/2069	9,114,728
5,198,816	Navient Private Education Loan Trust, Series 2020-GA-A	1.17%	^	09/16/2069	5,240,531
715,003	Navient Private Education Refinance Loan Trust, Series 2019-CA-A1	2.82%	^	02/15/2068	717,579
17,293,404	NP SPE LLC, Series 2019-2A-A1	2.86%	^	11/19/2049	17,526,232
6,039,571	NP SPE LLC, Series 2019-1A-A1	2.57%	^	09/20/2049	6,051,771
3,991,730	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	3,997,553
10,500,000	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46%	^	02/15/2027	10,872,292
18,000,000	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10%	^	02/15/2028	18,450,014
8,121,859	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82%	^	11/16/2026	8,247,756
16,500,000	Pagaya AI Debt Selection Trust, Series 2020-3-A	2.10%	^	05/17/2027	16,680,048
6,144,447	Prosper Marketplace Issuance Trust, Series 2019-4A-A	2.48%	^	02/17/2026	6,165,933
10,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	10,109,940
1,348,764	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	1,354,428
2,375,870	Sierra Timeshare Receivables Funding LLC, Series 2016-2A-A	2.33%	^	07/20/2033	2,381,183
8,763,859	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	0.51%		06/15/2039	8,430,882
5,264,506	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	0.49%		12/15/2039	5,047,285
16,364,313	Small Business Lending Trust, Series 2020-A-A	2.62%	^	12/15/2026	16,283,108
144,337	SoFi Consumer Loan Program Trust, Series 2016-1-A	3.26%	^	08/25/2025	144,602
327,805	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	328,773
1,112,399	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	1,121,033
1,502,232	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	1,512,959
951,009	SoFi Consumer Loan Program Trust, Series 2019-2-A	3.01%	^	04/25/2028	961,770
7,278,081	SoFi Consumer Loan Program Trust, Series 2019-F-PT1	3.93%	#^	02/15/2045	7,494,521
12,030,223	SoFi Professional Loan Program, Series 2020-C-AFX	1.95%	^	02/15/2046	12,298,083
2,905,090	SoFi Professional Loan Program, Series 2015-C-A2	2.51%	^	08/25/2033	2,917,509
1,714,472	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	1,742,405
2,186,983	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	2,215,134
292,808	SoFi Professional Loan Program, Series 2019-A-A1FX	3.18%	^	06/15/2048	293,288
7,791,268	SoFi Professional Loan Program, Series 2019-C-A1FX	2.13%	^	11/16/2048	7,842,075
15,237,996	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	15,272,169
61,402	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	62,553
7,117,083	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54%	^	02/25/2044	7,639,988
4,868,750	TAL Advantage VII LLC, Series 2020-1A-A	2.05%	^	09/20/2045	4,926,557
5,000,000	Tesla Auto Lease Trust, Series 2019-A-C	2.68%	^	01/20/2023	5,145,962
3,250,000	Tesla Auto Lease Trust, Series 2020-A-A4	0.78%	^	12/20/2023	3,274,000
5,040,699	Theorem Funding Trust, Series 2020-1A-A	2.48%	^	10/15/2026	5,081,452
2,254,431	Upgrade Master Pass-Thru Trust, Series 2019-ST1-A	4.00%	^	07/15/2025	2,275,333
6,087,713	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00%	^	12/20/2026	6,117,312
1,277,340	Upstart Securitization Trust, Series 2019-1-B	4.19%	^	04/20/2026	1,284,173
6,092,410	Upstart Securitization Trust, Series 2019-2-A	2.90%	^	09/20/2029	6,133,098
9,327,951	Upstart Securitization Trust, Series 2020-1-A	2.32%	^	04/22/2030	9,403,674
22,873,476	Upstart Securitization Trust, Series 2020-3-A	1.70%	^	11/20/2030	22,998,381
1,373,213	Westlake Automobile Receivables Trust, Series 2019-2A-A2A	2.57%	^	02/15/2023	1,379,313

Total Asset Backed Obligations (Cost $541,465,055)					545,852,075

Bank Loans - 2.5%
5,097,517	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		11/19/2026	5,035,404
1,521,188	Asplundh Tree Expert, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		09/07/2027	1,528,322
2,705,000	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		11/08/2027	2,713,467
4,978,497	Axalta Coating Systems Dutch Holding B.B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	2.00%		05/31/2024	4,949,871
5,663,704	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		07/01/2026	5,645,325
3,240,000	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		12/16/2027	3,222,990
5,604,002	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		02/01/2027	5,581,250
5,655,287	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.41%		07/17/2025	5,584,595
5,450,385	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	2.75%		09/19/2025	5,460,604
5,182,256	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		07/30/2027	5,143,933
2,225,000	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		12/16/2027	2,229,183
1,027,238	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/01/2027	1,015,039
249,255	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		12/11/2026	249,722
5,947,275	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		02/15/2024	5,949,148
3,247,352	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		01/02/2026	3,231,115
5,192,643	Grifols Worldwide Operations USA Inc., Senior Secured First Lien Term Loan (1 Week LIBOR USD + 2.00%)	2.10%		11/15/2027	5,156,139
6,046,113	HCA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/18/2026	6,054,759
3,526,587	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		06/29/2026	3,510,417
5,628,221	IQVIA Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	2.00%		06/11/2025	5,601,262
3,834,348	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/02/2026	3,810,383
5,693,297	Jacobs Douwe Egberts International B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.19%		11/03/2025	5,681,426
5,853,275	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		05/01/2026	5,817,161
2,422,216	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		09/21/2026	2,388,910
5,614,690	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.91%		04/03/2025	5,591,642
1,940,438	Lamar Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%)	1.64%		01/29/2027	1,911,331
3,856,010	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/01/2027	3,800,580
3,670,983	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		09/18/2026	3,654,482
4,305,558	Open Text Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		05/30/2025	4,305,558
1,075,796	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		02/04/2027	1,070,789
1,248,483	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		02/11/2027	1,250,200
5,581,100	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.88%)	2.02%		10/31/2025	5,567,147
5,471,295	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.94%		11/05/2026	5,465,031
5,422,750	Syneos Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		08/01/2024	5,394,958
5,986,464	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		11/13/2026	5,972,755
4,475,719	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		10/31/2025	4,481,314
6,063,250	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		09/14/2026	5,979,880
3,799,969	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.66%		01/31/2028	3,770,785
5,555,002	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		12/31/2025	5,543,420
3,577,006	W.R. Grace & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	2.00%		04/03/2025	3,536,317
2,086,586	W.R. Grace & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	2.00%		04/03/2025	2,062,851

Total Bank Loans (Cost $165,471,694)					164,919,465

Collateralized Loan Obligations - 15.0%
10,000,000	AGL Ltd., Series 2020-5A-A1 (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.35%	^	07/20/2030	10,045,732
15,381,145	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%, 0.85% Floor)	1.09%	^	01/15/2028	15,347,349
15,000,000	Anchorage Capital Ltd., Series 2018-1RA-A1 (3 Month LIBOR USD + 0.99%, 0.99% Floor)	1.21%	^	04/13/2031	14,897,744
20,000,000	Assurant Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	1.57%	^	04/20/2030	20,040,123
13,243,766	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	1.05%	^	11/17/2027	13,175,195
19,217,592	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	1.27%	^	08/05/2027	19,208,208
29,500,000	Avery Point Ltd., Series 2015-7A-AR (3 Month LIBOR USD + 1.14%)	1.38%	^	01/15/2028	29,525,595
5,987,000	Babson Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 1.19%)	1.41%	^	10/20/2030	5,979,774
40,142,812	Battalion Ltd., Series 2014-7A-A1RR (3 Month LIBOR USD + 1.04%, 1.04% Floor)	1.26%	^	07/17/2028	40,103,239
9,918,327	Carlyle Global Market Strategies Ltd., Series 2014-3RA-A1A (3 Month LIBOR USD + 1.05%)	1.27%	^	07/27/2031	9,893,531
42,000,000	CarVal Ltd., Series 2019-1A-AN (3 Month LIBOR USD + 1.48%, 1.48% Floor)	1.70%	^	04/20/2032	42,034,996
3,000,000	Catamaran Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.46%	^	10/25/2031	3,000,101
35,000,000	Cathedral Lake Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.42%	^	10/21/2030	34,997,496
26,500,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	1.54%	^	07/13/2029	26,492,402
19,478,682	Crown Point Ltd., Series 2018-6A-A1 (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.39%	^	10/20/2028	19,424,144
7,500,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.28%	^	07/14/2032	7,549,023
21,000,000	Dryden Ltd., Series 2019-75A-AR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.44%	^	07/15/2030	20,993,855
5,585,000	Greywolf Ltd., Series 2015-1A-A1R (3 Month LIBOR USD + 1.16%, 1.16% Floor)	1.37%	^	01/27/2031	5,574,018
9,100,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.40%	^	10/20/2031	9,097,008
2,725,256	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-AR (3 Month LIBOR USD + 1.10%)	1.32%	^	10/22/2025	2,725,768
13,925,115	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	1.12%	^	10/18/2027	13,898,539
8,856,843	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	1.35%	^	07/18/2031	8,814,842
464,607	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	0.93%	^	07/15/2026	465,696
10,500,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.36%	^	04/25/2030	10,444,859
9,968,710	Jefferson Mill Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.18%)	1.39%	^	10/20/2031	9,930,308
22,000,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.34%	^	04/20/2031	21,874,597
33,071,625	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.48%	^	07/15/2027	33,112,919
8,750,000	Madison Park Funding Ltd., Series 2012-10A-AR2 (3 Month LIBOR USD + 1.22%)	1.44%	^	01/20/2029	8,761,177
26,000,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	1.37%	^	07/23/2029	25,997,639
15,373,750	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	1.08%	^	11/21/2027	15,266,186
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	1.99%	^	04/15/2029	2,952,063
24,008,401	Marathon Ltd., Series 2018-12A-A1 (3 Month LIBOR USD + 1.18%)	1.40%	^	04/18/2031	23,982,603
13,500,000	Marble Point Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.33%, 1.33% Floor)	1.55%	^	01/20/2032	13,486,537
20,000,000	Midocean Credit Partners, Series 2018-8A-A1 (3 Month LIBOR USD + 1.15%)	1.37%	^	02/20/2031	19,946,237
35,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	1.49%	^	07/25/2029	35,034,914
13,000,000	MP Ltd., Series 2015-1A-ARR (3 Month LIBOR USD + 1.08%)	1.30%	^	10/18/2028	12,921,286
21,901,006	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	1.13%	^	10/28/2027	21,846,676
24,572,889	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.50%	^	10/13/2031	24,563,832
16,500,000	OCP Ltd., Series 2014-5A-A1R (3 Month LIBOR USD + 1.08%, 1.08% Floor)	1.29%	^	04/26/2031	16,471,764
3,000,000	Octagon Investment Partners Ltd., Series 2020-1A-A1 (3 Month LIBOR USD + 1.85%, 1.85% Floor)	2.07%	^	04/20/2031	3,010,804
10,470,445	Palmer Square Loan Funding Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 0.85%, 0.85% Floor)	1.07%	^	01/20/2027	10,437,268
34,000,000	Park Avenue Institutional Advisers Ltd., Series 2018-1A-A1A (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.50%	^	10/20/2031	34,025,567
24,868,164	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	1.45%	^	10/15/2030	24,819,528
12,500,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	1.40%	^	10/25/2031	12,475,605
10,000,000	Riserva Ltd., Series 2016-3A-AR (3 Month LIBOR USD + 1.14%)	1.36%	^	10/18/2028	10,012,500
21,771,593	Romark Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	1.25%	^	04/20/2031	21,654,337
16,000,000	Sound Point Ltd., Series 2014-2RA-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.47%	^	10/20/2031	15,986,893
25,000,000	Sound Point Ltd., Series 2015-1RA-A (3 Month LIBOR USD + 1.36%, 1.36% Floor)	1.60%	^	04/15/2030	25,023,676
2,365,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.28%	^	04/21/2031	2,345,671
18,000,000	Steele Creek Ltd., Series 2019-2A-A1 (3 Month LIBOR USD + 1.36%, 1.36% Floor)	1.60%	^	07/15/2032	18,010,791
20,000,000	TCI-Flatiron Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.44%	^	07/17/2028	20,010,804
44,000,000	Tralee Ltd., Series 2019-6A-A1 (3 Month LIBOR USD + 1.45%)	1.66%	^	10/25/2032	44,063,341
10,000,000	Trimaran CAVU LLC, Series 2019-1A-A1 (3 Month LIBOR USD + 1.46%, 1.46% Floor)	1.68%	^	07/20/2032	10,044,001
2,000,000	Venture Ltd., Series 2016-24A-AR (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.40%	^	10/20/2028	1,999,184
21,715,001	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	1.47%	^	10/20/2031	21,703,171
22,118,289	Wellfleet Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 0.91%)	1.13%	^	04/20/2028	22,033,343
197,948	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	1.11%	^	05/01/2026	198,103
194,169	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	1.41%	^	07/25/2026	194,312
12,692,998	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	1.77%	^	10/15/2028	12,698,151

Total Collateralized Loan Obligations (Cost $979,894,452)					980,625,025

Foreign Corporate Bonds - 13.6%
9,100,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	9,313,528
2,000,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	2,083,168
1,370,000	AES Dominicana	7.95%		05/11/2026	1,419,663
884,000	AES Gener S.A.	5.00%		07/14/2025	937,040
3,000,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	3,337,500
2,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	3,115,000
10,100,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	10,631,730
5,570,000	ANZ New Zealand International Ltd.	1.90%	^	02/13/2023	5,740,433
600,000	AstraZeneca PLC	2.38%		06/12/2022	616,836
9,450,000	AstraZeneca PLC	3.50%		08/17/2023	10,188,782
5,165,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	5,278,280
2,910,000	Baidu, Inc.	3.50%		11/28/2022	3,058,191
8,000,000	Baidu, Inc.	3.88%		09/29/2023	8,634,900
300,000	Baidu, Inc.	3.08%		04/07/2025	320,917
14,200,000	Banco Bradesco S.A.	5.90%		01/16/2021	14,210,792
2,300,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	2,507,598
3,350,000	Banco Continental SAECA	2.75%	^	12/10/2025	3,341,625
2,200,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	2,334,772
3,600,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	3,771,000
3,000,000	Banco del Estado de Chile	3.88%		02/08/2022	3,112,316
2,500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%	^	09/14/2025	2,562,525
14,400,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	15,246,000
22,450,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	22,586,272
5,683,000	Bangkok Bank PCL	3.88%		09/27/2022	5,979,475
2,400,000	Banistmo S.A.	3.65%	^	09/19/2022	2,467,824
17,500,000	Banistmo S.A.	3.65%		09/19/2022	17,994,550
7,840,000	Bank of Nova Scotia	0.55%		09/15/2023	7,873,045
1,000,000	Bank of the Philippine Islands	2.50%		09/10/2024	1,039,375
5,210,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	5,247,870
5,360,000	BAT International Finance PLC	1.67%		03/25/2026	5,489,346
3,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	3,202,935
2,000,000	BBVA Bancomer S.A.	6.50%		03/10/2021	2,024,000
4,071,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	4,345,793
8,500,000	BDO Unibank, Inc.	2.63%		10/24/2021	8,632,570
1,000,000	BDO Unibank, Inc.	2.95%		03/06/2023	1,040,507
4,440,000	BPCE S.A.	2.38%	^	01/14/2025	4,694,271
3,820,000	Broadcom, Inc.	2.25%		11/15/2023	3,992,027
4,200,000	C&W Senior Financing DAC	7.50%		10/15/2026	4,480,455
3,600,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	3,800,700
495,000	CIMB Bank BHD	3.26%		03/15/2022	508,345
3,231,000	Citigroup, Inc.	2.75%		04/25/2022	3,328,088
2,020,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.87%)	2.31%		11/04/2022	2,052,695
5,729,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	5,787,207
11,000,000	Colombia Government International Bond	4.38%		07/12/2021	11,218,185
5,205,000	Commonwealth Bank of Australia	2.75%	^	03/10/2022	5,362,769
4,719,000	Conagra Brands, Inc.	4.30%		05/01/2024	5,282,879
2,200,000	Credicorp Ltd.	2.75%	^	06/17/2025	2,291,300
8,110,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	1.46%	^	06/12/2024	8,228,195
4,760,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	4,769,674
200,000	Daimler Finance North America LLC	3.40%	^	02/22/2022	206,622
1,500,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	0.83%		07/25/2022	1,508,577
16,500,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	16,689,173
183,634	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	01/19/2021	51,417
1,111,694	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	583,640
3,177,700	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	3,189,013
5,074,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	4,579,538
13,279,170	ENA Norte Trust	4.95%		04/25/2023	13,677,545
10,200,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	11,105,760
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	205,674
5,325,000	Equinix, Inc.	1.25%		07/15/2025	5,436,950
3,200,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.12%		11/20/2023	3,210,385
5,000,000	Export-Import Bank of India	3.13%		07/20/2021	5,062,247
179,412	Fenix Power Peru S.A.	4.32%		09/20/2027	189,247
5,352,000	General Mills, Inc.	3.15%		12/15/2021	5,457,250
2,000,000	Geopark Ltd.	6.50%		09/21/2024	2,080,000
10,555,000	GlaxoSmithKline Capital PLC	0.53%		10/01/2023	10,597,250
8,100,000	Global Bank Corporation	4.50%		10/20/2021	8,284,275
1,900,000	Global Bank Corporation	4.50%	^	10/20/2021	1,943,225
1,400,000	Grupo Aval Ltd.	4.75%		09/26/2022	1,468,404
9,936,000	GrupoSura Finance S.A.	5.70%		05/18/2021	10,170,738
16,005,000	HPHT Finance Ltd.	2.88%		11/05/2024	16,743,311
5,235,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	5,377,248
3,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,311,877
6,500,000	Indonesia Government International Bond	4.88%		05/05/2021	6,597,242
3,500,000	Indonesia Government International Bond	3.75%		04/25/2022	3,648,890
800,000	Indonesia Government International Bond	2.95%		01/11/2023	835,975
2,652,410	Interoceanica Finance Ltd.	0.00%		11/30/2025	2,538,025
4,500,000	Inversiones CMPC S.A.	4.50%		04/25/2022	4,695,818
7,525,000	Itau Unibanco Holding S.A.	5.75%		01/22/2021	7,537,303
8,868,000	JD.com, Inc.	3.13%		04/29/2021	8,929,517
5,390,000	Kinder Morgan Energy Partners LP	3.95%		09/01/2022	5,658,640
2,700,000	Korea Development Bank	1.25%		06/03/2025	2,762,180
12,400,000	Korea Development Bank	0.80%		04/27/2026	12,459,159
5,300,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	5,541,516
8,500,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	8,887,337
14,700,000	Korea Electric Power Corporation	1.13%		06/15/2025	14,956,031
1,900,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	1,933,092
11,300,000	KT Corporation	1.00%		09/01/2025	11,371,359
10,000,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	5,125,000
11,600,000	LG Chem Ltd.	3.25%		10/15/2024	12,561,618
5,235,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	5,401,419
2,000,000	Malayan Banking BHD (3 Month LIBOR USD + 0.80%)	1.02%		08/16/2024	1,994,471
11,428,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	11,666,331
13,090,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	14,761,200
10,345,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	1.07%		07/26/2023	10,462,655
10,815,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	1.02%		03/05/2023	10,900,443
7,400,000	Multibank, Inc.	4.38%		11/09/2022	7,655,485
2,700,000	National Securities Clearing Corporation	1.20%	^	04/23/2023	2,754,652
7,800,000	NongHyup Bank	1.25%	^	07/20/2025	7,953,428
2,300,000	NongHyup Bank	1.25%		07/20/2025	2,345,242
16,195,000	ONGC Videsh Ltd.	2.88%		01/27/2022	16,424,944
4,000,000	ONGC Videsh Ltd.	3.75%		05/07/2023	4,191,300
4,000,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	4,387,196
5,600,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	5,693,159
11,300,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%	^	09/10/2030	11,487,982
2,049,991	Panama Metro Line SP	0.00%	^	12/05/2022	2,001,304
7,407,190	Panama Metro Line SP	0.00%		12/05/2022	7,231,269
5,520,000	PepsiCo, Inc.	0.75%		05/01/2023	5,600,308
3,334,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	3,486,114
3,800,000	Petronas Capital Ltd.	3.13%		03/18/2022	3,921,221
4,160,000	Philip Morris International, Inc.	0.88%		05/01/2026	4,179,457
332,000	Phillips 66	3.85%		04/09/2025	374,300
2,265,000	Phillips 66	1.30%		02/15/2026	2,305,251
1,955,000	PNC Bank (3 Month LIBOR USD + 0.42%)	2.03%		12/09/2022	1,985,639
1,170,000	PNC Bank	3.25%		06/01/2025	1,300,244
1,905,000	PNC Funding Corporation	3.30%		03/08/2022	1,968,391
8,000,000	POSCO	2.38%		11/12/2022	8,232,653
6,550,000	POSCO	2.38%		01/17/2023	6,756,983
2,300,000	POSCO	2.75%		07/15/2024	2,434,643
1,100,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	1,180,612
2,900,000	Qatar Government International Bond	4.50%		01/20/2022	3,026,411
19,310,000	Reliance Industries Ltd.	5.40%		02/14/2022	20,228,230
6,380,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	1.80%		06/25/2024	6,498,341
600,000	SACI Falabella	3.75%		04/30/2023	633,337
7,990,000	Santander UK PLC	2.50%		01/05/2021	7,990,000
4,455,000	Santander UK PLC	2.10%		01/13/2023	4,604,407
8,000,000	Saudi Arabian Oil Company	2.75%		04/16/2022	8,221,707
200,000	Saudi Arabian Oil Company	1.25%	^	11/24/2023	202,642
2,000,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	2,105,750
2,640,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	2,921,373
4,251,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	4,593,509
2,090,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	2,104,686
3,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	3,021,080
3,500,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	3,476,042
3,500,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	3,682,177
5,405,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	5,454,579
5,440,000	Sumitomo Mitsui Trust Bank Ltd.	0.80%	^	09/12/2023	5,492,383
4,625,000	Synchrony Financial	3.75%		08/15/2021	4,692,011
1,535,000	Synchrony Financial	2.85%		07/25/2022	1,585,528
5,252,000	Takeda Pharmaceutical Ltd.	4.00%		11/26/2021	5,404,427
6,511,000	Tecnoglass, Inc.	8.20%		01/31/2022	6,810,669
13,200,000	Telefonica Chile S.A.	3.88%		10/12/2022	13,851,882
2,900,000	Temasek Financial Ltd.	2.38%		01/23/2023	3,020,491
12,000,000	Tencent Holdings Ltd.	1.81%	^	01/26/2026	12,282,216
6,205,000	Toronto-Dominion Bank	3.25%		06/11/2021	6,287,229
5,417,000	Toronto-Dominion Bank (Secured Overnight Financing Rate + 0.48%)	0.57%		01/27/2023	5,438,981
7,920,000	UBS Group Funding Switzerland AG (1 Year CMT Rate + 0.83%)	1.01%	^	07/30/2024	8,001,109
9,720,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	9,440,647
3,850,000	Unifin Financiera S.A.B. de C.V.	7.00%		01/15/2025	3,674,382
1,000,000	Union Bank of the Philippines	3.37%		11/29/2022	1,045,451
850,000	United Overseas Bank Ltd. (3 Month LIBOR USD + 0.48%)	0.69%		04/23/2021	850,864
775,000	United Overseas Bank Ltd. (3 Month LIBOR USD + 0.48%)	0.69%	^	04/23/2021	775,788
6,015,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	6,459,145
3,600,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	3,672,882
8,332,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	8,474,852
1,640,000	Upjohn, Inc.	1.13%	^	06/22/2022	1,656,052
2,915,000	Vedanta Resources Ltd.	7.13%		05/31/2023	2,399,045
1,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	722,500
5,255,000	Volkswagen Group of America Finance LLC	0.88%	^	11/22/2023	5,287,208
5,390,000	Wells Fargo & Company	2.60%		01/15/2021	5,393,527
2,205,000	Williams Companies, Inc.	4.30%		03/04/2024	2,434,467

Total Foreign Corporate Bonds (Cost $872,604,229)					887,607,319

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.9%
5,200,000	Abu Dhabi Government International Bond	0.75%	^	09/02/2023	5,216,380
5,800,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	6,206,522
20,800,000	Brazilian Government International Bond	2.88%		06/06/2025	21,684,208
590,000	Indonesia Government International Bond	3.38%		04/15/2023	626,880
13,150,000	Panama Government International Bond	4.00%		09/22/2024	14,580,062
5,900,000	Panama Government International Bond	3.75%		03/16/2025	6,548,380
9,725,000	Perusahaan Penerbit	3.40%		03/29/2022	10,071,745
1,200,000	Perusahaan Penerbit	3.75%		03/01/2023	1,280,826
18,650,000	Peruvian Government International Bond	2.39%		01/23/2026	19,927,712
8,900,000	Qatar Government International Bond	2.38%		06/02/2021	8,975,294
13,000,000	Saudi Government International Bond	2.38%		10/26/2021	13,209,066
9,000,000	Saudi Government International Bond	2.88%		03/04/2023	9,435,240
3,711,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	3,788,573

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $119,463,119)					121,550,888

Non-Agency Commercial Mortgage Backed Obligations - 15.7%
10,812,000	Arbor Realty Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.15%)	1.31%	^	06/15/2028	10,786,776
16,415,000	Arbor Realty Ltd., Series 2020-FL1 Ltd. (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.56%	^	02/15/2035	16,214,737
6,452,658	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.06%	^	04/15/2035	6,382,161
12,019,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	12/15/2036	8,869,129
7,570,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.11%	^	06/15/2035	7,432,345
225,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.56%	^	06/15/2035	198,240
263,813	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-A (1 Month LIBOR USD + 0.90%, 0.95% Floor)	1.06%	^	09/15/2035	262,994
87,757,297	BANK, Series 2017-BNK5-XA	1.07%	#I/O	06/15/2060	4,065,453
101,121,027	BANK, Series 2017-BNK6-XA	0.82%	#I/O	07/15/2060	4,036,428
195,155,409	BANK, Series 2020-BN26-XA	1.24%	#I/O	03/15/2063	17,528,215
91,654,685	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.49%	#I/O	02/15/2050	6,417,890
2,261,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.36	%^	08/15/2036	2,213,343
2,577,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86%	^	08/15/2036	2,473,557
5,175,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.66%	^	08/15/2036	4,741,994
13,011,000	BBCMS Mortgage Trust, Series 2017-DELC-B (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.19%	^	08/15/2036	12,768,023
13,430,131	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.16%	^	10/15/2037	12,861,415
168,500	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	2.55%	^	07/15/2037	153,415
17,989,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	0.88%	^	03/15/2037	17,720,759
10,696,000	BBCMS Mortgage Trust, Series 2018-TALL-B (1 Month LIBOR USD + 0.97%, 0.97% Floor)	1.13%	^	03/15/2037	10,485,708
240,193,413	BBCMS Mortgage Trust, Series 2020-C6-XA	1.06%	#I/O	02/15/2053	18,406,502
59,000,000	BBCMS Mortgage Trust, Series 2020-C6-XB	0.68%	#I/O	02/15/2053	3,409,427
3,316,000	BDS Ltd., Series 2019-FL4-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.25%	^	08/15/2036	3,323,461
1,454,131	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13-D	5.75%	#^	09/11/2041	1,431,159
127,957,325	Benchmark Mortgage Trust, Series 2018-B1-XA	0.52%	#I/O	01/15/2051	3,747,397
175,551,842	Benchmark Mortgage Trust, Series 2020-B16-XA	0.93%	#I/O	02/15/2053	12,416,396
35,720,000	Benchmark Mortgage Trust, Series 2020-IG1-XB	0.13%	#I/O	09/15/2043	480,184
20,049,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.40%	^	10/15/2034	18,913,036
7,792,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.41%	^	07/15/2035	7,604,059
1,878,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	07/15/2035	1,774,547
5,632,325	BHP Trust, Series 2019-BXHP-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.13%	^	08/15/2036	5,576,125
4,057,900	BHP Trust, Series 2019-BXHP-C (1 Month LIBOR USD + 1.52%, 1.52% Floor)	1.68%	^	08/15/2036	3,939,295
18,407,000	Bsprt Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.31%	^	05/15/2029	18,243,288
615,000	BX Commercial Mortgage Trust, Series 2018-BIOA-C (1 Month LIBOR USD + 1.12%, 1.10% Floor)	1.28%	^	03/15/2037	616,471
3,590,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.48%	^	03/15/2037	3,599,109
1,950,883	BX Commercial Mortgage Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	2.13%	^	09/15/2037	1,609,159
3,820,660	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	07/15/2034	3,798,239
6,117,000	BX Trust, Series 2017-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.10%	^	06/15/2035	6,103,769
4,048,953	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.21%	^	07/15/2034	4,021,064
9,922,900	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	07/15/2034	9,840,422
14,601,676	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	1.25%	^	09/15/2037	13,547,257
3,532,459	BX Trust, Series 2018-EXCL-B (1 Month LIBOR USD + 1.33%, 1.33% Floor)	1.48%	^	09/15/2037	3,184,337
6,441,000	BX Trust, Series 2018-GW-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.96%	^	05/15/2035	6,350,215
1,001,000	BX Trust, Series 2018-GW-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.93%	^	05/15/2035	973,733
10,567,120	BX Trust, Series 2019-MMP-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.46%	^	08/15/2036	10,572,613
1,895,514	BX Trust, Series 2019-MMP-C (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.61%	^	08/15/2036	1,892,075
656,714	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	08/15/2036	638,943
8,181,000	BXMT Ltd., Series 2020-FL2-C (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.80%	^	02/16/2037	8,087,352
25,790,270	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.29%	#I/O	05/10/2050	1,511,367
6,444,000	CF Trust, Series 2019-MF1-A (1 Month LIBOR USD + 1.05%, 2.05% Floor)	2.05%	^	08/21/2032	6,453,350
112,164,689	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.60%	#I/O	06/15/2050	7,909,618
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.95%	#I/O	06/15/2050	2,243,448
55,675,000	CFK Trust, Series 2020-MF2-X	0.77%	#^I/O	03/15/2039	2,463,619
1,364,901	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%, 1.85% Floor)	2.01%	^	11/15/2031	1,309,450
3,804,908	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-B (1 Month LIBOR USD + 0.97%, 0.95% Floor)	1.13%	^	07/15/2032	3,807,266
183,000	CHT Mortgage Trust, Series 2017-CSMO-A (1 Month LIBOR USD + 0.93%, 0.93% Floor)	1.09%	^	11/15/2036	181,399
5,584,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.16%	^	11/15/2036	5,374,618
1,748,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.90%	^	11/15/2036	1,688,290
32,951,527	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.25%	#I/O	02/10/2049	1,648,450
59,099,670	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.70%	#I/O	04/15/2049	3,849,776
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (1 Month LIBOR USD + 0.83%, 0.83% Floor)	0.99%	^	12/15/2036	8,855,060
179,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-D (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.96%	^	12/15/2036	165,043
242,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM-D	4.35%	^	05/10/2036	252,551
20,344,000	CLNC Ltd., Series 2019-FL1-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.40%	^	08/20/2035	20,268,748
16,415,000	CLNC Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.70%	^	08/20/2035	16,196,943
7,461,586	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.62%	#I/O	08/15/2045	133,990
105,027,841	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.12%	#I/O	10/10/2046	2,793,268
19,919,355	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.32%	#I/O	01/10/2046	398,626
2,950,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-C (1 Month LIBOR USD + 2.15%, 2.15% Floor)	1.53%	^	10/15/2031	2,728,168
6,657,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	1.53%	^	10/15/2031	5,976,799
154,794,279	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.83%	#I/O	08/10/2048	4,997,208
21,308,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.16%	^	09/15/2033	20,380,429
10,603,000	Credit Suisse Commercial Mortgage Securities Corporation, Series 2019-SKLZ-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.41%	^	01/15/2034	10,525,334
5,464,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-C	3.23%	^	04/05/2033	5,412,801
6,501,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-D	3.33%	#^	04/05/2033	6,383,364
125,291,815	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.23%	#I/O	06/15/2050	6,054,263
19,803,498	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.87%	#I/O	09/15/2050	549,175
10,862,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	07/15/2032	9,700,530
811,000	CSMC Trust, Series 2017-LSTK-E	3.33%	#^	04/05/2033	788,738
583,000	CSMC Trust, Series 2017-MOON-D	3.20%	#^	07/10/2034	581,252
12,303,779	CSWF Trust, Series 2018-TOP-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.16%	^	08/15/2035	12,278,404
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%, 0.95% Floor)	1.01%	^	06/15/2034	12,927,432
9,501,400	Exantas Capital Corporation, Series 2019-RSO7-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.15%	^	04/15/2036	9,394,737
8,398,700	Exantas Capital Corporation, Series 2020-RSO8-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.30%	^	03/15/2035	8,358,369
15,000,000	Exantas Capital Corporation, Series 2020-RSO8-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.60%	^	03/15/2035	14,896,920
29,135,000	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.35%	^	12/16/2036	28,854,780
1,637,745	GPMT Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.05%	^	11/21/2035	1,630,115
12,432,000	GPMT Ltd., Series 2018-FL1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	3.10%	^	11/21/2035	11,875,593
17,691,000	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.45%	^	02/22/2036	17,666,639
20,623,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.89%	^	12/15/2036	18,704,461
1,512,000	GS Mortgage Securities Corporation, Series 2017-500K-D (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.46%	^	07/15/2032	1,506,991
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.85% Floor)	1.06%	^	07/15/2031	5,959,684
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.50% Floor)	1.76%	^	07/15/2031	5,703,790
110,076,056	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.03%	#I/O	05/10/2050	6,152,041
132,328,366	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.12%	#I/O	08/10/2050	7,403,626
153,159,521	GS Mortgage Securities Trust, Series 2017-GS8-XA	0.97%	#I/O	11/10/2050	7,580,462
4,330,000	Hilton Orlando Trust, Series 2018-ORL-B (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.21%	^	12/15/2034	4,212,877
7,250,000	Hunt Ltd., Series 2017-FL1-B (1 Month LIBOR USD + 1.65%)	1.81%	^	08/15/2034	7,049,574
20,301,000	Hunt Ltd., Series 2018-FL2-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	1.24%	^	08/15/2028	20,272,761
3,605,955	IMT Trust, Series 2017-APTS-DFL (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.71%	^	06/15/2034	3,600,400
417,144	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	06/15/2032	415,889
7,837,216	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.16%	^	06/15/2032	7,742,802
4,546,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-E	5.56%	#^	07/15/2046	4,467,922
14,575,238	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	0.94%	#I/O	07/15/2047	239,143
64,931,571	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.68%	#I/O	12/15/2049	1,710,927
12,491,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.75%	^	07/05/2033	11,761,241
59,178,200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-XA	0.34%	#^I/O	01/10/2037	688,775
117,285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST-XCP	2.63%	#^I/O	12/15/2036	2,767,926
2,550,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-B	4.35%	#	11/15/2047	2,719,887
66,174,338	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.22%	#I/O	11/15/2048	2,215,001
26,080,112	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.50%	#I/O	06/13/2052	2,493,519
15,902,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-A (1 Month LIBOR USD + 0.96%, 0.96% Floor)	1.12%	^	07/15/2036	15,797,826
10,877,205	KKR Industrial Portfolio Trust, Series 2020-AIP-F (1 Month LIBOR USD + 3.43%, 3.43% Floor)	3.59%	^	03/15/2037	10,823,293
500,000	LCCM Mortgage Trust, Series 2014-909-D	3.90%	#^	05/15/2031	498,423
5,697,635	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.29%	^	05/15/2028	5,678,263
18,273,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.66%	^	05/15/2036	18,142,056
11,562,945	LoanCore Issuer Ltd., Series 2019-CRE3-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.21%	^	04/15/2034	11,451,004
13,395,601	LoanCore Issuer Ltd., Series 2019-CRE3-AS (1 Month LIBOR USD + 1.37%, 1.37% Floor)	1.53%	^	04/15/2034	13,176,020
64,407,648	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.99%	#^I/O	03/10/2050	2,013,583
8,226,937	Marathon CRE, Series 2018-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.30%	^	06/15/2028	8,209,084
16,723,000	MF1 2019-FL2 Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.28%	^	12/25/2034	16,608,347
2,459,532	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.41%	#^I/O	08/15/2045	38,388
14,636,056	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60%	^I/O	12/15/2046	308,143
3,384,000	Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART-B	2.48%	^	09/13/2031	3,357,607
1,403,394	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.51%	#^I/O	11/12/2041	18
288,471	Morgan Stanley Capital Trust, Series 2006-IQ11-B	5.99%	#	10/15/2042	286,993
3,216,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.36%	^	11/15/2034	2,878,558
4,824,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2034	4,239,447
2,324,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.51%	^	11/15/2034	1,933,073
67,901,675	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.42%	#I/O	06/15/2050	4,113,266
12,901,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.06%	^	07/15/2035	12,750,445
7,895,000	Morgan Stanley Capital Trust, Series 2019-PLND-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.91%	^	05/15/2036	7,092,117
10,191,088	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.31%	^	08/15/2034	10,110,411
5,185,000	Natixis Commercial Mortgage Securities Trust, Series 2018-850T-C (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.31%	^	07/15/2033	4,970,966
11,958,039	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.09%	^	06/15/2035	11,791,550
19,570,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.76%	^	02/15/2036	19,396,042
7,971,669	PFP Ltd., Series 2019-5-A (1 Month LIBOR USD + 0.97%, 0.97% Floor)	1.12%	^	04/14/2036	7,860,839
5,621,000	PFP Ltd., Series 2019-6-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.20%	^	04/14/2037	5,545,510
4,638,651	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%, 1.94% Floor)	1.94%	^	06/15/2033	4,657,096
5,277,671	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	2.24%	^	06/15/2033	5,296,830
14,386,675	Shelter Growth Issuer Ltd., Series 2019-FL2-B (1 Month LIBOR USD + 2.30%, 1.80% Floor)	2.46%	^	05/15/2036	14,150,273
14,157,992	SLIDE, Series 2018-FUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.06%	^	06/15/2031	13,899,289
12,887,000	STWD Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.56%	^	07/15/2038	12,834,112
16,923,000	TRTX Issuer Ltd., Series 2019-FL3-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.60%	^	10/15/2034	16,887,462
25,258,080	UBS Commercial Mortgage Trust, Series 2012-C1-XA	2.06%	#^I/O	05/10/2045	400,323
63,787,418	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.54%	#I/O	06/15/2050	4,763,791
104,208,772	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.10%	#I/O	08/15/2050	5,575,128
117,094,483	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.87%	#I/O	02/15/2051	5,866,832
552,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-D (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.26%	^	02/15/2032	512,085
5,245,062	VMC Finance LLC, Series 2018-FL2-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	1.07%	^	10/15/2035	5,238,673
28,605,627	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.77%	#I/O	09/15/2058	849,250
182,962,504	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.37%	#I/O	06/15/2052	16,149,240
11,682,148	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.79%	#^I/O	08/15/2045	216,055

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,100,377,804)					1,030,915,556

Non-Agency Residential Collateralized Mortgage Obligations - 17.2%
8,261,512	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	8,364,127
29,631,288	Ajax Mortgage Loan Trust, Series 2018-F-A	4.38%	#^	11/25/2058	30,947,687
3,009,287	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	#^	10/25/2058	3,021,991
17,052,081	Arroyo Mortgage Trust, Series 2019-3-A2	3.21%	#^	10/25/2048	17,489,197
9,215,784	Arroyo Mortgage Trust, Series 2019-3-A3	3.42%	#^	10/25/2048	9,450,567
142,902	Banc of America Funding Corporation, Series 2005-E-6A1	2.85%	#	05/20/2035	144,388
660,401	Banc of America Mortgage Securities Trust, Series 2005-E-2A1	3.23%	#	06/25/2035	610,285
6,060,038	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	6,088,720
11,653,806	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	11,880,986
666,693	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	#^	08/28/2021	680,109
2,091,587	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	3.09%	#	02/25/2034	2,069,502
233,883	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	231,597
10,690,522	BRAVO Residential Funding Trust, Series 2020-RPL1-A1	2.50%	#^	05/26/2059	11,063,934
711,366	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	2.52%		03/25/2036	708,517
33,971,957	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	34,168,465
15,550,191	Citigroup Mortgage Loan Trust, Inc., Series 2018-C-A1	4.13%	^§	03/25/2059	15,574,780
9,031,733	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	9,238,417
6,165,173	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23%	^§	09/25/2059	6,222,740
32,156,305	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23%	^§	11/25/2070	32,360,304
15,908,160	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80%	#^	05/25/2060	16,032,292
23,591,834	COLT Mortgage Loan Trust, Series 2020-2-A1	1.85%	#^	03/25/2065	23,923,979
9	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	3.68%	#	04/25/2036	9
1,399,616	Countrywide Home Loans, Series 2004-HYB9-1A1	2.81%	#	02/20/2035	1,410,491
26,475	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	15,536
2,512,349	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.22%	#^	11/27/2037	2,533,273
6,884,096	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4-A1	3.49%	^	08/26/2058	6,913,845
23,997,206	Credit Suisse Mortgage Capital Certificates, Series 2020-BPL1-A1	3.39%	^§	02/25/2024	24,027,750
37,192,130	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	37,351,573
44,541,816	CSMC Trust, Series 2019-RP10-A1	3.09%	#^	12/26/2059	44,773,897
17,146,883	CSMC Trust, Series 2019-RPL2-A1	3.86%	#^	11/25/2058	17,647,887
18,984,338	CSMC Trust, Series 2020-BPL2-A1	3.45%	^	03/25/2026	19,003,812
18,105,861	CSMC Trust, Series 2020-RPL3-A1	2.69%	#^	03/25/2060	18,152,107
797,865	Deephaven Residential Mortgage Trust, Series 2017-2A-A1	2.45%	#^	06/25/2047	799,332
387,535	Deephaven Residential Mortgage Trust, Series 2017-2A-A2	2.61%	#^	06/25/2047	388,222
569,904	Deephaven Residential Mortgage Trust, Series 2017-2A-A3	2.71%	#^	06/25/2047	570,343
1,854,569	Deephaven Residential Mortgage Trust, Series 2019-1A-A1	3.74%	#^	01/25/2059	1,876,124
9,428,783	Ellington Financial Mortgage Trust, Series 2020-1-A1	2.01%	#^	05/25/2065	9,587,094
3,077,507	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2-1A1	3.45%	#	08/25/2037	2,013,339
3,699,724	GCAT LLC, Series 2020-2-A1	3.72%	^§	06/25/2025	3,714,650
9,705,698	GCAT LLC, Series 2020-3-A1	2.98%	^§	09/25/2025	9,821,746
19,806,796	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63%	#^	01/25/2059	20,146,748
1,074,792	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	2.91%	#	11/25/2035	1,006,346
3,024,029	Homeward Opportunities Fund Trust, Series 2018-1-A1	3.77%	#^	06/25/2048	3,047,517
4,833,340	Homeward Opportunities Fund Trust, Series 2018-1-A2	3.90%	#^	06/25/2048	4,848,520
5,616,205	Homeward Opportunities Fund Trust, Series 2018-1-A3	4.00%	#^	06/25/2048	5,620,544
28,075,308	Invitation Homes Trust, Series 2017-SFR2-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	1.00%	^	12/17/2036	28,093,097
11,870,399	Invitation Homes Trust, Series 2018-SFR1-A (1 Month LIBOR USD + 0.70%)	0.85%	^	03/17/2037	11,801,328
90,956	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	91,105
4,960	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	4,917
10,732	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	11,098
12,809,594	Legacy Mortgage Asset Trust 2019-GS4, Series 2019-GS4-A1	3.44%	^§	05/25/2059	12,888,949
23,271,205	Legacy Mortgage Asset Trust 2019-GS7, Series 2019-GS7-A1	3.25%	^§	11/25/2059	23,344,637
19,999,660	Legacy Mortgage Asset Trust, Series 2018-GS1-A1	4.00%	^§	03/25/2058	20,097,815
16,705,111	Legacy Mortgage Asset Trust, Series 2018-GS3-A1	4.00%	^§	06/25/2058	16,840,939
26,320,466	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00%	^§	01/25/2059	26,992,811
27,258,943	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75%	^§	04/25/2059	27,555,744
468,547	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	473,761
27,492,027	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00%	^§	06/25/2059	27,657,766
44,339,678	Legacy Mortgage Asset Trust, Series 2020-GS5-A1	3.25%	^	06/25/2060	44,721,602
9,104,260	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73%	^§	01/25/2060	9,128,445
2,715,534	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.71%	#	04/25/2036	2,128,615
1,733,589	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	2.41%	#	11/25/2035	1,701,693
11,224,655	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	11,266,380
11,875,316	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75%	#^	01/25/2061	12,193,506
7,207	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	7,278
10,464,174	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	10,498,308
6,837,663	New Residential Mortgage Loan Trust, Series 2019-NQM1-A2	3.88%	#^	01/25/2049	6,900,116
7,648,050	New Residential Mortgage Loan Trust, Series 2020-NPL1-A1	4.34%	^§	07/25/2060	7,753,684
19,785,502	New Residential Mortgage Loan Trust, Series 2020-RPL2-A1	3.58%	#^	08/25/2025	19,861,601
473,840	Oaktown Ltd., Series 2019-1A-M1A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.55%	^	07/25/2029	474,496
3,088,520	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	0.80%	^	06/25/2057	3,085,243
10,431	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	10,469
39,888,191	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A1	2.86%	^§	05/27/2059	40,105,290
7,118,151	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	7,143,747
13,228,678	PRPM LLC, Series 2019-4A-A1	3.35%	^§	11/25/2024	13,297,097
29,801,989	PRPM LLC, Series 2020-1A-A1	2.98%	^§	02/25/2025	29,913,318
42,162,895	PRPM LLC, Series 2020-3-A1	2.86%	^§	09/25/2025	42,569,775
2,653,210	Radnor Ltd., Series 2019-2-M1A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.35%	^	06/25/2029	2,652,137
3,014,441	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49%	#^	04/25/2065	3,038,846
189,469	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.74%	#	07/25/2033	189,794
45,000,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73%	^§	03/25/2023	45,621,099
11,526,682	VCAT LLC, Series 2020-NPL1-A1	3.67%	^§	08/25/2050	11,679,498
5,302,340	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13%	#^	07/25/2049	5,464,836
2,597,332	Vericrest Opportunity Loan Trust, Series 2019-NPL7-A1A	3.18%	^§	10/25/2049	2,603,855
11,367,091	Vericrest Opportunity Loan Trust, Series 2019-NPL8-A1A	3.28%	^§	11/25/2049	11,389,272
10,031,854	Vericrest Opportunity Loan Trust, Series 2020-NPL2-A1A	2.98%	^§	02/25/2050	10,062,736
7,856,697	Vericrest Opportunity Loan Trust, Series 2020-NPL5-A1A	2.98%	^§	03/25/2050	7,875,802
3,173,520	Verus Securitization Trust, Series 2017-1A-A1	2.85%	#^	01/25/2047	3,189,933
470,151	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	472,795
15,186,602	Verus Securitization Trust, Series 2020-2-A1	2.23%	#^	05/25/2060	15,521,312
9,411,415	Verus Securitization Trust, Series 2020-INV1-A1	1.98%	#^	03/25/2060	9,559,463
2,463,588	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	2,473,389
9,447,732	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	9,475,225
9,243,324	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	9,283,661
8,410,408	VOLT LLC, Series 2020-NPL1-A1A	3.23%	^§	01/25/2050	8,446,622
5,958,066	VOLT LLC, Series 2020-NPL3-A1A	2.98%	^§	02/25/2050	5,975,063
28,305,323	VOLT LLC, Series 2020-NPL4-A1	2.98%	^§	03/25/2050	28,379,625
180,425	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	2.33%	#	12/25/2032	179,755

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,118,703,314)					1,127,692,637

US Corporate Bonds - 4.4%
7,725,000	AbbVie, Inc.	2.30%		11/21/2022	8,011,572
5,368,000	American Express Company (3 Month LIBOR USD + 0.65%)	0.88%		02/27/2023	5,415,724
4,736,000	American Tower Corporation	2.40%		03/15/2025	5,037,933
331,000	Amgen, Inc.	2.70%		05/01/2022	340,620
4,637,000	Amgen, Inc.	2.65%		05/11/2022	4,780,820
3,075,000	Amgen, Inc.	3.63%		05/15/2022	3,186,663
3,300,000	Amgen, Inc.	1.90%		02/21/2025	3,474,755
2,610,000	Anthem, Inc.	3.30%		01/15/2023	2,762,447
4,744,000	Anthem, Inc.	3.50%		08/15/2024	5,206,956
4,754,000	AT&T, Inc.	4.45%		04/01/2024	5,310,708
10,419,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	1.02%		03/05/2024	10,500,174
4,595,000	BB&T Corporation	2.20%		03/16/2023	4,770,589
5,085,000	Bristol-Myers Squibb Company	2.60%		05/16/2022	5,247,775
1,550,000	Capital One Financial Corporation	3.20%		01/30/2023	1,633,948
3,265,000	Capital One Financial Corporation	3.90%		01/29/2024	3,577,949
10,185,000	Cardinal Health, Inc.	2.62%		06/15/2022	10,487,983
5,135,000	Carrier Global Corporation	1.92%		02/15/2023	5,292,281
4,970,000	Cigna Corporation	3.40%		09/17/2021	5,077,515
5,071,000	Cintas Corporation	2.90%		04/01/2022	5,220,829
5,360,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.25%		06/01/2024	5,422,352
1,645,000	Crown Castle International Corporation	1.35%		07/15/2025	1,680,644
1,318,000	CVS Health Corporation	3.70%		03/09/2023	1,411,313
3,195,000	Dollar Tree, Inc.	4.00%		05/15/2025	3,608,556
1,605,000	Dollar Tree, Inc.	3.70%		05/15/2023	1,718,547
620,000	DTE Energy Company	2.25%		11/01/2022	641,859
2,410,000	DTE Energy Company	2.53%		10/01/2024	2,570,168
2,005,000	DTE Energy Company	1.05%		06/01/2025	2,028,810
4,500,000	DuPont de Nemours, Inc.	4.49%		11/15/2025	5,255,377
5,015,000	eBay, Inc.	2.75%		01/30/2023	5,253,984
5,350,000	Entergy Corporation	0.90%		09/15/2025	5,353,137
5,345,000	Exxon Mobil Corporation	1.57%		04/15/2023	5,498,930
9,477,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	10,546,856
2,605,000	Honeywell International, Inc.	0.48%		08/19/2022	2,609,297
5,035,000	Hyundai Capital America	2.85%	^	11/01/2022	5,220,556
6,515,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	6,757,100
5,290,000	McDonald’s Corporation	2.63%		01/15/2022	5,418,319
5,065,000	Microchip Technology, Inc.	0.97%	^	02/15/2024	5,080,533
4,745,000	Micron Technology, Inc.	2.50%		04/24/2023	4,948,231
4,990,000	Mondelez International, Inc.	0.63%		07/01/2022	5,013,376
5,295,000	Mondelez International, Inc.	2.13%		04/13/2023	5,502,278
10,455,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	1.15%		07/22/2022	10,500,429
9,634,000	Northrop Grumman Corporation	2.93%		01/15/2025	10,482,400
2,436,000	Omnicom Capital, Inc.	3.63%		05/01/2022	2,541,457
3,720,000	Oracle Corporation	2.50%		04/01/2025	3,997,325
3,498,000	Pacific Gas and Electric Company	1.75%		06/16/2022	3,508,152
4,930,000	PayPal Holdings, Inc.	2.20%		09/26/2022	5,095,008
460,000	PayPal Holdings, Inc.	1.35%		06/01/2023	471,250
4,915,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	5,267,560
10,010,000	Prudential Financial, Inc.	3.50%		05/15/2024	11,021,521
4,821,000	PSEG Power LLC	3.85%		06/01/2023	5,190,089
4,915,000	Republic Services, Inc.	2.50%		08/15/2024	5,250,431
4,920,000	Royalty Pharma PLC	0.75%	^	09/02/2023	4,946,422
4,815,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	5,253,051
5,080,000	Simon Property Group LP	2.00%		09/13/2024	5,310,669
2,055,000	Target Corporation	2.90%		01/15/2022	2,112,076
5,180,000	Union Pacific Corporation	3.20%		06/08/2021	5,244,415
2,655,000	Valero Energy Corporation	1.20%		03/15/2024	2,681,224
5,285,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.32%		05/15/2025	5,430,227
5,015,000	Welltower, Inc.	3.63%		03/15/2024	5,467,458

Total US Corporate Bonds (Cost $280,312,596)					286,648,628

US Government and Agency Mortgage Backed Obligations - 8.9%
18,478,757	Federal Home Loan Mortgage Corporation	3.50%		04/15/2049	19,367,560
124,269,491	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	2,657,093
1,163,582	Federal Home Loan Mortgage Corporation, Pool 840632 (12 Month LIBOR USD + 1.62%, 1.62% Floor, 7.67% Cap)	3.10%		05/01/2045	1,209,945
192,760	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	219,400
19,134,799	Federal Home Loan Mortgage Corporation, Pool RB5085	2.00%		11/01/2040	19,922,998
48,557,302	Federal Home Loan Mortgage Corporation, Pool SB8061	2.00%		09/01/2035	50,766,151
44,049,129	Federal Home Loan Mortgage Corporation, Pool SB8067	1.50%		09/01/2035	45,342,400
48,282,222	Federal Home Loan Mortgage Corporation, Pool SB8068	1.50%		10/01/2035	49,703,207
1,397,006	Federal Home Loan Mortgage Corporation, Series 3025-FW (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap)	0.41%		08/15/2035	1,396,756
21,987	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	23,842
1,102,691	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	1,110,546
532,677	Federal Home Loan Mortgage Corporation, Series 4074-KF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	0.46%		02/15/2041	532,804
2,633,691	Federal Home Loan Mortgage Corporation, Series 4203-NB	2.00%		10/15/2040	2,683,454
10,615,318	Federal Home Loan Mortgage Corporation, Series 4211-AP	1.60%		03/15/2043	10,880,472
644,346	Federal Home Loan Mortgage Corporation, Series 4238-FD (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	0.46%		02/15/2042	644,356
7,581,281	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	7,770,433
1,708,040	Federal Home Loan Mortgage Corporation, Series 4773-EA	4.00%		10/15/2042	1,718,584
3,679,108	Federal Home Loan Mortgage Corporation, Series 4778-NA	4.50%		06/15/2044	3,721,728
34,536	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	36,308
2,474,899	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.33% Cap)	2.24%		11/01/2042	2,572,813
1,573,364	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	1,671,686
2,815,502	Federal National Mortgage Association, Pool AL9932	3.04%	#	01/01/2024	3,001,307
2,301,458	Federal National Mortgage Association, Pool BC0057 (12 Month LIBOR USD + 1.60%, 1.60% Floor, 7.41% Cap)	2.16%		12/01/2045	2,378,007
9,166,000	Federal National Mortgage Association, Pool BL0606	3.85%		11/01/2028	10,460,962
1,900,287	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 7.00% Cap)	2.68%		05/01/2045	1,968,472
47,099,516	Federal National Mortgage Association, Pool BP6496	2.00%		07/01/2035	49,242,125
44,504,723	Federal National Mortgage Association, Pool FM4211	1.50%		10/01/2035	45,804,440
24,285,337	Federal National Mortgage Association, Pool FM4239	1.50%		09/01/2035	24,997,256
14,951,614	Federal National Mortgage Association, Pool MA4095	2.00%		08/01/2035	15,632,624
46,816,884	Federal National Mortgage Association, Pool MA4122	1.50%		09/01/2035	48,192,346
20,135,887	Federal National Mortgage Association, Pool MA4176	2.00%		11/01/2040	20,921,959
851,706	Federal National Mortgage Association, Series 2010-113-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	0.55%		10/25/2040	857,411
664,389	Federal National Mortgage Association, Series 2011-128-FK (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	0.50%		07/25/2041	665,405
79,141	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	88,284
1,726,238	Federal National Mortgage Association, Series 2012-110-MF (1 Month LIBOR USD + 0.46%, 0.46% Floor, 6.50% Cap)	0.61%		10/25/2042	1,739,111
464,190	Federal National Mortgage Association, Series 2012-111-JF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	0.55%		07/25/2040	465,154
5,949,769	Federal National Mortgage Association, Series 2012-56-FA (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap)	0.70%		06/25/2042	6,013,792
1,488,504	Federal National Mortgage Association, Series 2013-81-EF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	0.50%		12/25/2042	1,491,881
32,110,788	Federal National Mortgage Association, Series 2018-77-BA	3.00%		04/25/2044	32,428,287
10,211,764	Federal National Mortgage Association, Series 2019-M21-3A1	2.10%		06/25/2034	10,974,580
14,481,399	Federal National Mortgage Association, Series 2020-59-MK	3.00%		08/25/2040	15,308,947
12,791,020	Federal National Mortgage Association, Series 2020-M49-1A1	1.26%	#	11/25/2030	13,167,953
19,730,000	Federal National Mortgage Association, Series 2020-M55-A1	1.70%	#	12/25/2032	20,826,317
1,452,214	Federal National Mortgage Association, Series 4710-KA	3.50%		10/15/2042	1,460,854
22,230,429	Federal National Mortgage Association, Series 4911-MB	3.00%		09/25/2049	23,025,844
3,961,265	Government National Mortgage Association, Series 2006-14-FA (1 Month LIBOR USD + 0.20%, 0.20% Floor, 6.50% Cap)	0.35%		03/20/2036	3,954,502
5,022,638	Government National Mortgage Association, Series 2010-115-AF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	0.60%		09/20/2040	5,051,943

Total US Government and Agency Mortgage Backed Obligations (Cost $577,748,939)					584,072,299

US Government and Agency Obligations - 7.8%
102,600,000	United States Treasury Notes	2.63%		05/15/2021	103,541,587
128,000,000	United States Treasury Notes	1.50%		09/30/2021	129,329,507
51,000,000	United States Treasury Notes	1.38%		01/31/2022	51,695,273
72,800,000	United States Treasury Notes	0.13%		05/15/2023	72,782,937
121,000,000	United States Treasury Notes	2.25%		12/31/2023	128,553,048
26,300,000	United States Treasury Notes	0.38%		07/31/2027	25,947,621

Total US Government and Agency Obligations (Cost $506,049,250)					511,849,973

Affiliated Mutual Funds - 0.8%
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)				49,850,000

Total Affiliated Mutual Funds (Cost $50,000,000)					49,850,000

Common Stocks - 0.0%
89,329	Frontera Energy Corporation				230,468

Total Common Stocks (Cost $8,231,569)					230,468

Short Term Investments - 3.6%
78,282,300	First American Government Obligations Fund - Class U	0.04%	◆		78,282,300
78,282,300	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	◆		78,282,300
78,297,430	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	◆		78,297,430

Total Short Term Investments (Cost $234,862,030)					234,862,030

Total Investments - 99.7% (Cost $6,555,184,051)					6,526,676,363
Other Assets in Excess of Liabilities - 0.3%					17,740,901

NET ASSETS - 100.0%					$6,544,417,264

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

†	Perpetual Maturity

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/O	Interest only security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2020.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2020.

◆	Seven-day yield as of December 31, 2020

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	17.2%
Non-Agency Commercial Mortgage Backed Obligations	15.7%
Collateralized Loan Obligations	15.0%
Foreign Corporate Bonds	13.6%
US Government and Agency Mortgage Backed Obligations	8.9%
Asset Backed Obligations	8.3%
US Government and Agency Obligations	7.8%
US Corporate Bonds	4.4%
Short Term Investments	3.6%
Bank Loans	2.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.9%
Affiliated Mutual Funds	0.8%
Common Stocks	0.0	% ~
Other Assets and Liabilities	0.3%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	17.2%
Non-Agency Commercial Mortgage Backed Obligations	15.7%
Collateralized Loan Obligations	15.0%
US Government and Agency Mortgage Backed Obligations	8.9%
Asset Backed Obligations	8.3%
US Government and Agency Obligations	7.8%
Banking	6.8%
Short Term Investments	3.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.2%
Energy	1.5%
Utilities	1.5%
Pharmaceuticals	1.1%
Transportation	1.1%
Technology	1.0%
Telecommunications	0.9%
Affiliated Mutual Funds	0.8%
Healthcare	0.8%
Food Products	0.6%
Finance	0.6%
Chemicals/Plastics	0.4%
Building and Development (including Steel/Metals)	0.4%
Electronics/Electric	0.4%
Media	0.4%
Food Service	0.3%
Business Equipment and Services	0.3%
Automotive	0.3%
Retailers (other than Food/Drug)	0.3%
Chemical Products	0.2%
Insurance	0.2%
Real Estate	0.2%
Aerospace & Defense	0.2%
Beverage and Tobacco	0.1%
Diversified Manufacturing	0.1%
Containers and Glass Products	0.1%
Industrial Equipment	0.1%
Commercial Services	0.1%
Environmental Control	0.1%
Pulp & Paper	0.1%
Mining	0.0	% ~
Financial Intermediaries	0.0	% ~
Other Assets and Liabilities	0.3%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Low Duration Bond Fund’s investments in affiliated mutual funds for the period ended December 31, 2020 is as follows:
Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at December 31, 2020	Value at December 31, 2020	Change in Unrealized for the Period Ended December 31, 2020	Dividend Income Earned in the Period Ended December 31, 2020	Net Realized Gain (Loss) in the Period Ended December 31, 2020
DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)	$46,800,000	$-	$-	5,000,000	$49,850,000	$3,050,000	$971,467	$-

	$46,800,000	$-	$-	5,000,000	$49,850,000	$3,050,000	$971,467	$-

Notes to Schedule of Investments December 31, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$2,216,597,323	$526,283,484	$27,388,194	$4,935,513	$234,862,030	$10,852,340

Affiliated Mutual Funds	6,949,998	1,191,344,598	—	7,390,254	49,850,000	—

Exchange Traded Funds and Common Stocks	—	2,261,105	589,524	567,948	230,468	26,130

Total Level 1	2,223,547,321	1,719,889,187	27,977,718	12,893,715	284,942,498	10,878,470

Level 2

US Government and Agency Mortgage Backed Obligations	26,559,193,023	2,294,386,058	—	5,906,205	584,072,299	—

Non-Agency Residential Collateralized Mortgage Obligations	13,358,221,396	1,167,062,542	—	4,666,662	1,127,692,637	—

Non-Agency Commercial Mortgage Backed Obligations	4,501,551,832	926,554,504	—	—	1,030,915,556	—

Asset Backed Obligations	2,199,228,013	307,577,646	—	—	545,852,075	—

US Government and Agency Obligations	1,995,233,779	2,092,436,634	—	—	511,849,973	—

Collateralized Loan Obligations	1,531,233,026	340,370,490	—	—	980,625,025	—

Repurchase Agreements	272,025,000	—	—	—	—	—

Bank Loans	38,000,000	430,123,212	—	—	164,919,465	159,301,930

US Corporate Bonds	—	1,670,464,854	—	—	286,648,628	15,165,749

Foreign Corporate Bonds	—	992,143,048	646,551,876	—	887,607,319	722,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	125,162,429	136,906,854	—	121,550,888	—

Other Short Term Investments	—	29,744,716	—	3,198,716	—	—

Municipal Bonds	—	11,534,282	—	—	—	—

Total Level 2	50,454,686,069	10,387,560,415	783,458,730	13,771,583	6,241,733,865	175,189,729

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	338,176,540	37,246,855	—	868,562	—	—

Collateralized Loan Obligations	367,810	—	—	103,881	—	—

Common Stocks	—	1,354,387	—	—	—	1,010,703

Bank Loans	—	623,174	—	—	—	484,103

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	338,544,350	39,275,418	82,503	972,443	—	1,494,806

Total	$53,016,777,740	$12,146,725,020	$811,518,951	$27,637,741	$6,526,676,363	$187,563,005

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$167,702	$—	$—

Total Level 1	—	—	—	167,702	—	—

Level 2

Excess Return Swaps	—	—	—	1,112,840	—	—

Total Level 2	—	—	—	1,112,840	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,280,542	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$479,574,345	$13,652,883	$25,344,060	$5,047,587	$4,720,329	$29,477,862

Affiliated Mutual Funds	199,949,999	49,704,525	—	—	—	—

Common Stocks	31,980	438,813	54,821	—	—	—

Total Level 1	679,556,324	63,796,221	25,398,881	5,047,587	4,720,329	29,477,862

Level 2

US Government and Agency Obligations	1,355,739,638	—	—	15,807,902	—	240,658,417

Non-Agency Residential Collateralized Mortgage Obligations	995,550,689	232,091,221	—	—	—	—

Collateralized Loan Obligations	942,473,923	226,630,666	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	899,885,506	159,679,040	—	—	—	—

Foreign Corporate Bonds	610,528,443	123,245,133	187,521,106	—	—	—

US Government and Agency Mortgage Backed Obligations	550,075,127	33,988,341	—	66,976,954	—	—

Asset Backed Obligations	494,540,454	65,467,335	—	—	—	—

Bank Loans	307,789,613	68,657,804	—	—	—	—

US Corporate Bonds	297,122,303	90,064,010	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72,777,471	17,797,394	51,670,031	—	—	575,873,045

Repurchase Agreements	30,225,000	—	—	—	—	—

Other Short Term Investments	—	—	—	—	125,956,477	1,209,634

Total Level 2	6,556,708,167	1,017,620,944	239,191,137	82,784,856	125,956,477	817,741,096

Level 3

Non-Agency Commercial Mortgage Backed Obligations	6,606,678	1,253,323	—	—	—	—

Common Stocks	1,029,415	297,527	—	—	—	—

Bank Loans	493,066	136,617	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	22,126,717	—	—	—	—

Asset Backed Obligations	—	11,514,169	—	—	—	—

Collateralized Loan Obligations	—	1,208,465	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	8,130,657	36,538,318	4,494	—	—	—

Total	$7,244,395,148	$1,117,955,483	$264,594,512	$87,832,443	$130,676,806	$847,218,958

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(467,788)	$—	$—

Total Level 1	—	—	—	(467,788)	—	—

Level 2

Excess Return Swaps	1,226,415,228	—	—	—	7,861,164	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	1,226,415,228	—	—	—	7,861,164	—

Level 3	—	—	—	—	—	—

Total	$1,226,415,228	$—	$—	$(467,788)	$7,861,164	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$26,661,510	$445,251	$3,993,701	$3,930,378	$123,357	$7,902,013

Affiliated Mutual Funds	—	—	1,842,000	—	—	—

Total Level 1	26,661,510	445,251	5,835,701	3,930,378	123,357	7,902,013

Level 2

US Corporate Bonds	270,336,752	90,195,450	2,346,779	7,312,889	—	—

Asset Backed Obligations	225,655,901	—	929,589	6,896,450	—	3,288,599

Foreign Corporate Bonds	69,948,706	59,185,574	2,166,756	7,818,351	894,056	—

Bank Loans	6,000,000	—	—	5,531,867	—	—

Commercial Paper	—	73,310,036	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	9,000,373	2,719,410	8,165,737	—	7,934,360

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,609,643	21,765,707	—	23,194,936

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,256,519	15,262,229	—	21,693,116

Collateralized Loan Obligations	—	—	5,235,545	15,923,625	—	12,368,455

US Government and Agency Obligations	—	—	4,332,365	22,429,345	—	4,272,621

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	507,530	1,524,791	8,936,752	—

Total Level 2	571,941,359	231,691,433	29,104,136	112,630,991	9,830,808	72,752,087

Level 3

Foreign Corporate Bonds	2,692,227	—	—	—	—	—

Asset Backed Obligations	—	—	—	—	—	5,007,529

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	982,061

Total Level 3	2,692,227	—	—	—	—	5,989,590

Total	$601,295,096	$232,136,684	$34,939,837	$116,561,369	$9,954,165	$86,643,690

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	4,273,153	(148,740)	—	—

Forward Currency Exchange Contracts	—	—	3,261,870	—	—	—

Total Level 2	—	—	7,535,023	(148,740)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$7,535,023	$(148,740)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 13/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(19,473)	$(8,315)	$-	$-	$-	$-	$868,562	$(19,473)
Collateralized Loan Obligations	72,621	-	31,260	-	-	-	-	-	103,881	31,260

Total	$968,971	$-	$11,787	$(8,315)	$-	$-	$-	$-	$972,443	$11,787

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,562	Market Comparables	Market Quotes	$95.45	($95.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$103,881	Market Comparables	Market Quotes	$10.39	($10.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(24,780)	$1,548,983	$30,429	$54,723	$(641)	$-	$-	$22,126,717	$1,553,271
Asset Backed Obligations	-	-	(605,156)	-	3,565,000	-	8,554,325	-	11,514,169	-
Non-Agency Commercial Mortgage Backed Obgligations	444,116	(889,765)	676,374	-	-	(230,725)	1,253,323	-	1,253,323	-
Collateralized Loan Obligations	180,404	-	(140,837)	1,438	11,539	-	1,155,921	-	1,208,465	(137,874)
Common Stocks	-	-	-	-	-	-	297,527	-	297,527	-
Bank Loans	-	265	53,747	1,675	81,594	(664)	-	-	136,617	-
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-

Total	$21,144,023	$(914,280)	$1,533,111	$33,542	$3,712,856	$(232,030)	$11,261,096	$-	$36,538,318	$1,415,397

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$22,126,717	Market Comparables	Market Quotes	$87.90 - $95.45 ($92.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,514,169	Market Comparables	Market Quotes	$48.97- $3,217.22 ($870.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$1,253,323	Market Comparables	Yields	38.01% (38.01%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$1,208,465	Market Comparables	Market Quotes	$20.09-$92.47 ($89.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$297,527	Market Comparables	Market Quotes	$3.43- $17.51 ($16.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$136,617	Market Comparables	Market Quotes	$99.52-$100.00 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

Total	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,692,227	Market Comparables	Market Quotes	$113.25 ($113.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Asset Backed Obligations	$-	$-	$-	$-	$-	$-	$5,007,529	$-	$5,007,529	-
Non-Agency Commercial Mortgage Backed Obligations	1,074,676	-	(101,935)	9,320	-	-	-	-	982,061	(101,935)

Total	$1,074,676	$-	$(101,935)	$9,320	$-	$-	$5,007,529	$-	$5,989,590	$(101,935)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Asset Backed Obligations	$5,007,529	Market Comparables	Market Quotes	$47.79-$4,437.87	($1,065.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$982,061	Market Comparables	Yields	16.15	% (16.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.